PROPERTY (Schedule of Property) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property	$ 51,648	$ 53,567
Land [Member]
Property, Plant and Equipment [Line Items]
Property	893	942
Land and waterway improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	15
Estimated useful lives, maximum (years)	25
Property	1,264	1,342
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	5
Estimated useful lives, maximum (years)	55
Property	4,442	4,811
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	20
Property	37,224	39,983
Utility and Supply Lines [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	5
Estimated useful lives, maximum (years)	20
Property	2,229	2,306
Other property [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum (years)	3
Estimated useful lives, maximum (years)	30
Property	2,133	2,170
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property	$ 3,463	$ 2,013